Note 6 - Land, Property and Equipment	12 Months Ended
Nov. 30, 2024
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
6.	Land, Property and Equipment

				Right-of-
				Use Assets
		Buildings and	Office	(Office and)	Exploration
	Land	Camp Structures	Equipment	warehouse space)	Equipment	Vehicles	Total
	($)	($)	($)	($)	($)	($)	($)
Cost
Balance at November 30, 2022	1,060	1,163	186	516	240	365	3,530
Additions	-	1,174	16	830	72	82	2,174
Disposition	-	-	-	(800)	-	-	(800)
Change in reclamation estimate	-	6	-	-	-	-	6
Impact of foreign currency translation	12	13	10	2	4	5	46
Balance at November 30, 2023	1,072	2,356	212	548	316	452	4,956
Additions	-	-	12	63	75	156	306
Disposition	-	-	-	(162)	-	-	(162)
Impact of foreign currency translation	35	77	(7)	2	7	15	129
Balance at November 30, 2024	1,107	2,433	217	451	398	623	5,229

Accumulated Depreciation
Balance at November 30, 2022	-	674	170	255	240	365	1,704
Depreciation	-	78	25	94	2	3	202
Disposition	-	-	-	(205)	-	-	(205)
Impact of foreign currency translation	-	8	4	1	4	5	22
Balance at November 30, 2023	-	760	199	145	246	373	1,723
Depreciation	-	157	14	99	22	39	331
Disposition	-	-	-	(162)	-	-	(162)
Impact of foreign currency translation	-	30	(7)	1	3	10	37
Balance at November 30, 2024	-	947	206	83	271	422	1,929

Net Book Value
At November 30, 2023	1,072	1,596	13	403	70	79	3,233
At November 30, 2024	1,107	1,486	11	368	127	201	3,300